Share Capital (Details Narrative)	1 Months Ended		2 Months Ended	4 Months Ended				5 Months Ended	7 Months Ended		8 Months Ended				9 Months Ended	10 Months Ended			11 Months Ended	12 Months Ended
	Feb. 12, 2024 USD ($) $ / shares	Jan. 26, 2021 USD ($) $ / shares shares	Feb. 17, 2021 USD ($) shares	May 10, 2024 USD ($) $ / shares	May 10, 2023 $ / shares	Apr. 30, 2022 shares	Apr. 30, 2020 shares	May 24, 2023 USD ($)	Aug. 05, 2024 USD ($) $ / shares	Aug. 03, 2023	Aug. 16, 2024 USD ($) $ / shares shares	Aug. 23, 2023 USD ($)	Sep. 01, 2021 shares	Aug. 20, 2014 USD ($)	Sep. 30, 2022 shares	Nov. 11, 2024 USD ($) $ / shares	Nov. 09, 2023	Oct. 31, 2022 shares	Nov. 24, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 shares	Dec. 29, 2022 USD ($)	Dec. 31, 2021 shares
Classes of common shares																				1
Stock Issued During Period, Value, New Issues | $																				$ 445,000
Common Class A [Member] | Maximum [Member]
Stock Issued During Period, Value, New Issues | $											$ 100,000
2022 ATM Agreement [Member] | Maximum [Member]
Stock Issued During Period, Value, New Issues | $																							$ 150,000,000
January 2021 Equity Offering [Member]
Stock issued during the period		5,400,000	141,959
Shares Issued, Price Per Share | $ / shares | $ / shares		$ 13.00
Proceeds from Issuance or Sale of Equity | $ | $		$ 70,200	$ 67,549
Common Class A | 2019 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period							184,270
Stock issued during the period																				483,713	440,698	586,819		747,604
Common Class A [Member]
Stock issued during the period																								747,604
Stock Repurchased and Retired During Period, Shares						184,684							521,650		568,835			307,121		251,772	1,242,663
Shares, Outstanding																				35,447,370
Common Stock, Shares Authorized											27,106									214,000,000	214,000,000
Common Stock, Par or Stated Value Per Share | $ / shares											$ 27.02									$ 0.01	$ 0.01
Dividends Payable, Amount Per Share | $ / shares	$ 0.375			$ 0.375	$ 0.375				$ 0.45							$ 0.45
Dividends payable date					June 2,					September 4, 2023							December 4, 2023
Dividend Paid | $								$ 13,340				$ 13,300							$ 13,258
Dividends Payable, Date to be Paid	Mar. 06, 2024			Jun. 03, 2024					Sep. 04, 2024							Dec. 04, 2024
Dividends Payable, Date of Record	Feb. 22, 2024			May 24, 2024					Aug. 23, 2024							Nov. 22, 2024
Dividends | $	$ 13,214			$ 13,255					$ 15,965							$ 16,004
Series B Preferred Stock [Member]
Preferred shares issuance term description																				On August 20, 2014, the Company issued 1,400,000 Depositary Shares (the "Depositary Shares"), each of which represents 1/100th of one share of the Company's 8.75% Series B Cumulative Perpetual Preferred Shares ("Series B Preferred Shares") representing an interest in 14,000 Series B Preferred Shares, par value $0.01 per share, with a liquidation preference of $2,500.00 per share (equivalent to $25.00 per Depositary Share) (NYSE:GSL-B), priced at $25.00 per Depositary Share
Redemption price per depositary share | $ / shares																				$ 25.00
Proceeds from Issuance of Redeemable Preferred Stock | $														$ 33,497
Preferred Stock, Dividend Rate, Percentage																				8.75%
Preferred Stock, Redemption Terms																				At any time after August 20, 2019 (or within 180 days after the occurrence of a fundamental change), the Series B Preferred Shares may be redeemed, at the discretion of the Company, in whole or in part, at a redemption price of $2,500.00 per share (equivalent to $25.00 per depositary share)
Preferred Stock, Redemption Price Per Share | $ / shares																				$ 2,500,000.00
Desositary shares outstanding																				4,359,190
Preferred Stock, Shares Outstanding																				43,592	43,592